Share Capital - Schedule of Black-Scholes Option Pricing Model for the Options Granted (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Black-Scholes Option Pricing Model for the Options Granted [Abstract]
Exercise price per share issuable (in Dollars per share)	$ 10.58	$ 3.65
Expected term (years)	5	5
Volatility	60.00%	56.00%
Expected dividend yield
Risk-free interest rate	3.07%	3.02%
Fair value per share (in Dollars per share)	$ 5.67	$ 1.78